Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 26, 2019	Sep. 12, 2018	Mar. 22, 2016	Dec. 31, 2019	Dec. 31, 2018
Equity (Textual)
Original issue price per annum				6.00%
Ordinary shares	$ 0.0484
Unpaid dividends to Convertible Preferred Stock holders				$ 5,479,547
Issuance of preferred stock, shares	45,000,000
Additional issuance costs				$ 655	$ 156
Conversion of warrants				20,348
Issuance of Common and Preferred Stock in connection with conversion of Convertible Notes and accrued interest				$ 2,070
Reverse stock split	The Company effected a 1-for-8 reverse stock split and changed the total number of shares of all classes authorized to be issued to 45,000,000 with a par value of NIS 0.40 per share.
Outstanding preferred stock				4,958,705
Warrant [Member]
Equity (Textual)
Warrants exercisable			27,016
Description of warrants			Bioblast Pharma Ltd. issued 27,016 warrants exercisable at any time following September 22, 2016 and through their expiration date on September 22, 2021, for an exercise price of $180 per Ordinary Share.
Series C Preferred Stock [Member]
Equity (Textual)
Unpaid dividends to Convertible Preferred Stock holders				$ 2,071
Issuance of preferred stock, shares		520,263			4,908
Cash consideration		$ 5,300			$ 50
Series A Preferred Stock [Member]
Equity (Textual)
Unpaid dividends to Convertible Preferred Stock holders				2,071
Series B Preferred Stock [Member]
Equity (Textual)
Unpaid dividends to Convertible Preferred Stock holders				$ 2,071
Private Investors [Member]
Equity (Textual)
Purchase agreements, description				The Company entered into substantially identical securities purchase agreements with certain private investors, pursuant to which the investors purchased an aggregate of 682,631 Ordinary Shares for a purchase price of $12.25 per share, totaling $8,362.